Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Statement Line Items [Line Items]
Net interest income	$ 26,242	$ 24,609	$ 52,810	$ 48,883
Non-interest income	2,259	2,076	4,542	3,720
Total revenue	28,501	26,685	57,352	52,603
Provision for (recovery of) credit losses	16	237	(111)	622
Revenue less provision for credit loss	28,485	26,448	57,463	51,981
Non-interest expenses:
Salaries and benefits	7,409	8,429	13,947	16,686
General and administrative	3,557	3,316	7,890	6,442
Premises and equipment	1,219	981	2,372	1,933
Noninterest expense	12,185	12,726	24,209	25,061
Income (loss) before income taxes	16,300	13,722	33,254	26,920
Income tax provision	4,472	3,459	8,727	7,240
Net income (loss)	11,828	10,263	24,527	19,680
Total assets	4,388,320	3,729,393	4,388,320	3,729,393	$ 4,201,610
Total liabilities	3,988,217	3,372,874	3,988,217	3,372,874	$ 3,824,452
Net interest income	26,242	24,609	52,810	48,883
Non-interest income	2,259	2,076	4,542	3,720
Total revenue	28,501	26,685	57,352	52,603
Provision for (recovery of) credit losses	16	237	(111)	622
Revenue less provision for credit loss	28,485	26,448	57,463	51,981
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(339)	(192)	(676)	(383)
Total revenue	(339)	(192)	(676)	(383)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(339)	(192)	(676)	(383)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(339)	(192)	(676)	(383)
Premises and equipment	0	0	0	0
Noninterest expense	(339)	(192)	(676)	(383)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(17,523)	(15,758)	(17,523)	(15,758)
Total liabilities	(23,776)	(22,797)	(23,776)	(22,797)
Net interest income	0	0	0	0
Non-interest income	(339)	(192)	(676)	(383)
Total revenue	(339)	(192)	(676)	(383)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(339)	(192)	(676)	(383)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	26,242	24,609	52,810	48,883
Non-interest income	262	122	382	124
Total revenue	26,504	24,731	53,192	49,007
Provision for (recovery of) credit losses	16	237	(111)	622
Revenue less provision for credit loss	26,488	24,494	53,303	48,385
Non-interest expenses:
Salaries and benefits	5,724	6,930	11,095	13,614
General and administrative	3,445	3,131	7,721	5,993
Premises and equipment	845	612	1,613	1,235
Noninterest expense	10,014	10,673	20,429	20,842
Income (loss) before income taxes	16,474	13,821	32,874	27,543
Income tax provision	4,484	3,991	8,620	7,780
Net income (loss)	11,990	9,830	24,254	19,763
Total assets	4,378,863	3,719,592	4,378,863	3,719,592
Total liabilities	3,982,924	3,366,614	3,982,924	3,366,614
Net interest income	26,242	24,609	52,810	48,883
Non-interest income	262	122	382	124
Total revenue	26,504	24,731	53,192	49,007
Provision for (recovery of) credit losses	16	237	(111)	622
Revenue less provision for credit loss	26,488	24,494	53,303	48,385
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	2,336	2,146	4,836	3,979
Total revenue	2,336	2,146	4,836	3,979
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	2,336	2,146	4,836	3,979
Non-interest expenses:
Salaries and benefits	1,685	1,499	2,852	3,072
General and administrative	451	377	845	832
Premises and equipment	374	369	759	698
Noninterest expense	2,510	2,245	4,456	4,602
Income (loss) before income taxes	(174)	(99)	380	(623)
Income tax provision	(12)	(532)	107	(540)
Net income (loss)	(162)	433	273	(83)
Total assets	26,980	25,559	26,980	25,559
Total liabilities	29,069	29,057	29,069	29,057
Net interest income	0	0	0	0
Non-interest income	2,336	2,146	4,836	3,979
Total revenue	2,336	2,146	4,836	3,979
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ 2,336	$ 2,146	$ 4,836	$ 3,979